Accumulated other comprehensive income - Equity Adjustments - USD ($) $ in Thousands	Jun. 30, 2017	Jun. 30, 2016
Accumulated foreign currency translation differences, net	$ (2,477)	$ (5,351)
Accumulated other comprehensive income	$ (2,477)	$ (5,351)